CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2016	$ 78	$ 547,918	$ (91,163)	$ 30,880	$ 487,713
Balance (in shares) at Dec. 31, 2016	7,843,000
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				83,905	$ 83,905
Stock compensation (in shares)					0
Net movement in other comprehensive income			(22,913)		$ (22,913)
Balance at Dec. 31, 2017	$ 78	547,918	(114,076)	114,785	548,705
Balance (in shares) at Dec. 31, 2017	7,843,000
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				(32,936)	(32,936)
Paid-in capital		10,000			10,000
Issuance of common stock	$ 71	168,641			168,712
Issuance of common stock (in shares)	7,096,000
Stock compensation	$ 3	1,003			1,006
Stock compensation (in shares)	298,000
Net movement in other comprehensive income			(4,634)		(4,634)
Balance at Dec. 31, 2018	$ 152	727,562	(118,710)	81,849	690,853
Balance (in shares) at Dec. 31, 2018	15,237,000
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)				131,253	131,253
Issuance of common stock	$ 94	53,473			53,567
Issuance of common stock (in shares)	9,418,000
Stock compensation	$ 2	4,239			4,241
Stock compensation (in shares)	134,000
Net movement in other comprehensive income			1,776		1,776
Balance at Dec. 31, 2019	$ 248	$ 785,274	$ (116,934)	$ 213,102	$ 881,690
Balance (in shares) at Dec. 31, 2019	24,789,000